Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Mar. 28, 2025	Jun. 28, 2024
Debt Instrument [Line Items]
Total Debt	$ 2,000
Unamortized Issuance Costs	53
Subtotal	1,947
Less: current portion of long-term debt	20	$ 0
Long-term debt	1,927	$ 0
Term B Loan | Line of Credit
Debt Instrument [Line Items]
Total Debt	2,000
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Total Debt	$ 0